Total Capital and Net Income Per Unit	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Total Capital and Net (Loss) Income Per Unit	and Net Income Per Common Unit

As at June 30, 2020, approximately 58.6% of the Partnership’s common units outstanding were held by the public. The remaining common units, as well as the 1.8% general partner interest, were held by subsidiaries of Teekay Corporation. All of the Partnership's outstanding Series A Cumulative Redeemable Perpetual Preferred Units (or the Series A Preferred Units) and Series B Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (or the Series B Preferred Units) are held by the public.

On May 11, 2020, Teekay Corporation and the Partnership agreed to eliminate all of the Partnership's incentive distribution rights, which were held by the General Partner, in exchange for 10.75 million newly-issued common units of the Partnership. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. This transaction has decreased the General Partner’s equity by $2.3 million representing its 1.8% proportionate share of the cost to eliminate the incentive distribution rights. This transaction has increased the limited partners’ equity by $2.3 million representing the excess value of the common units issued over its 98.2% share of the cost to eliminate the incentive distribution rights. Subsequent to the elimination of the Partnership’s incentive distribution rights, the amount of net income (loss) attributable to the limited partners and General Partner is based on the limited partners' and General Partner’s respective ownership percentages. For information on how the General Partner’s and common unitholders’ interests in net income were calculated prior to May 11, 2020, please refer to Item 18 – Financial Statements: Note 16 to the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019.

Net Income (Loss) Per Common Unit

Limited partners' interest in net income (loss) per common unit is determined by dividing net income (loss), after deducting the amount of net income attributable to the non-controlling interests, the General Partner’s interest and the distributions on the Series A and Series B Preferred Units by the weighted-average number of common units outstanding during the period. The computation of limited partners’ interest in net income per common unit - diluted assumes the exercise of all dilutive restricted units using the treasury stock method. The computation of limited partners’ interest in net loss per common unit - diluted does not assume such exercises as the effect would be anti-dilutive. The distributions payable on the Series A and Series B Preferred Units for the three and six months ended June 30, 2020 and 2019 were $6.4 million and $12.9 million, respectively.

	Three Months Ended June 30,
	2020	2019
	$	$
Limited partners' interest in net income for basic net income per common unit	37,796	9,810
Weighted average number of common units	82,197,665	78,603,636
Dilutive effect of unit-based compensation	64,570	81,901
Weighted average number of common units and common unit equivalents	82,262,235	78,685,537
Limited partner's interest in net income per common unit:
Basic	0.46	0.12
Diluted	0.46	0.12

	Six Months Ended June 30,
	2020	2019
	$	$
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(834)	24,698
Weighted average number of common units	79,629,623	78,600,342
Dilutive effect of unit-based compensation	—	81,921
Weighted average number of common units and common unit equivalents	79,629,623	78,682,263
Limited partner's interest in net (loss) income per common unit:
Basic	(0.01)	0.31
Diluted	(0.01)	0.31

Common Unit Repurchases

In December 2018, the Partnership announced that the General Partner's Board of Directors had authorized a common unit repurchase program for the repurchase of up to $100 million of the Partnership's common units. During the three and six months ended June 30, 2020, the Partnership repurchased nil common units and 1.4 million common units, respectively, for $nil and $15.3 million, respectively, and associated general partnership interest of $nil and $0.3 million, respectively. For the three and six months ended June 30, 2019, the Partnership repurchased 0.2 million common units and 1.0 million common units, respectively, for $2.5 million and $11.8 million, respectively, and associated general partnership interest of $0.1 million and $0.2 million, respectively. Since the announcement of the common unit repurchase program, the Partnership has repurchased a total of 3.6 million common units for a total cost of $44.2 million. As at June 30, 2020, the remaining dollar value of units that may be purchased under the program is approximately $55.8 million.